Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUE:
Revenue (Note 4)	$ 25,275	$ 17,513
EXPENSES:
Voyage expenses	8,748	10,016
Vessel operating expenses	6,277	5,779
Depreciation and amortization of deferred charges (Note 6)	4,070	3,653
General and administrative expenses (Notes 5 and 9)	3,289	3,009
Provision/(reversal) for credit losses and write offs (Note 4)	77	(20)
Foreign currency losses / (gains)	(53)	68
Operating income/(loss)	2,867	(4,992)
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 5 and 7)	(1,090)	(921)
Interest income	13	13
Total other expenses, net	(1,077)	(908)
Net income/(loss) from continuing operations	1,790	(5,900)
Deemed dividend on Series B preferred stock upon exchange of common stock (Note 9)	(9,271)	0
Dividends on Series B preferred stock (Note 10)	(328)	0
Net loss attributable to common stockholders from continuing operations	(7,809)	(5,900)
Net income attributable to common stockholders from discontinued operations (Note 3)	0	400
Total net loss attributable to common stockholders	$ (7,809)	$ (5,500)
Loss per common share, basic, continuing operations (Note 10) (in dollars per share)	$ (1.82)	$ (1.18)
Loss per common share, diluted, continuing operations (Note 10) (in dollars per share)	(1.82)	(1.18)
Earnings per common share, basic, discontinued operations (Note 10) (in dollars per share)	0	0.08
Earnings per common share, diluted, discontinued operations (Note 10) (in dollars per share)	0	0.08
Loss per common share, basic, total (Note 10) (in dollars per share)	(1.82)	(1.10)
Loss per common share, diluted, total (Note 10) (in dollars per share)	$ (1.82)	$ (1.10)
Weighted average number of common shares, basic (Note 10) (in shares)	4,292,326	5,019,981
Weighted average number of common shares, diluted (Note 10) (in shares)	4,292,326	5,019,981